SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-64845)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 75	[X]
and

REGISTRATION STATEMENT (NO. 811-07443) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 77	[X]

VANGUARD WHITEHALL FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 26th day of January, 2018.

VANGUARD WHITEHALL FUNDS
BY:___________/s/ Mortimer J. Buckley*
Mortimer J. Buckley
Chief Executive Officer, President, and
Trustee
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the date indicated:

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216, Incorporated by Reference.

Signature	Title	Date

/s/ F. William McNabb III*	Chairman	January 28, 2018
F. William McNabb
/s/ Mortimer J. Buckley*	Chief Executive Officer,	January 28, 2018
Mortimer J. Buckley	President, and Trustee
/s/ Emerson U. Fullwood*	Trustee	January 28, 2018
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	January 28, 2018
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	January 28, 2018
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	January 28, 2018
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	January 28, 2018
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	January 28, 2018
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	January 28, 2018
Deanna Mulligan
/s/ André F. Perold*	Trustee	January 28, 2018
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	January 28, 2018
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	January 28, 2018
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	January 28, 2018
Thomas J. Higgins

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE